Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Total	Common stock	Preferred Stock	Additional paid-in capital	Accumulated Deficit
Balance at Dec. 31, 2013	$ 1,447,000			$ 8,952,000	$ (7,505,000)
Balance, shares at Dec. 31, 2013		1,451,080
Issuance of common stock to settle convertible debt	2,711,000			2,711,000
Issuance of common stock to settle convertible debt, shares		271,100
Issuance of common stock for cash, net of offering costs	$ 3,844,000			3,844,000
Issuance of common stock for cash, net of offering costs, shares		533,340
Shares issued for financing costs		20,000
Issuance of warrants for services	$ 180,000			180,000
Issuance of warrants for fees related to convertible debt offering	155,000			155,000
Issuance of common stock and warrants for legal settlement	246,000			246,000
Issuance of common stock and warrants for legal settlement, shares		8,440
Repurchase of non-vested restricted shares		(1,840)
Stock-based compensation expense	3,460,000			3,460,000
Net loss	(10,534,000)				(10,534,000)
Balance at Dec. 31, 2014	1,509,000			19,548,000	(18,039,000)
Balance, shares at Dec. 31, 2014		2,282,120
Issuance of common stock for warrant exchange	885,000			885,000
Issuance of common stock for warrant exchange, shares		73,747
Issuance of whole shares in lieu of fractional shares - reverse split
Issuance of whole shares in lieu of fractional shares - reverse split, shares		293
Issuance of warrants for bank fees	246,000			246,000
Issuance of common stock for cash, net of offering costs	1,984,000			1,984,000
Issuance of common stock for cash, net of offering costs, shares		733,000
Issuance of warrants in conjunction with 2015 Notes	2,154,000			2,154,000
Stock-based compensation expense	1,485,000			1,485,000
Net loss	(13,107,000)				(13,107,000)
Balance at Dec. 31, 2015	(4,844,000)			$ 26,302,000	$ (31,146,000)
Balance, shares at Dec. 31, 2015		3,089,160
Stock-based compensation expense	1,027,000
Net loss	(7,628,000)
Balance at Sep. 30, 2016	$ (6,369,000)